Prepayments and other assets (Tables)	12 Months Ended
Jun. 30, 2024
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and other assets

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current assets
Security deposits	2,101	2,420
Prepayments	9,787	11,373

Total current	11,888	13,793

Non-current assets
Security deposits	17,459	-

Total prepayments and other assets	29,347	13,793